Note 2 - Summary of Significant Accounting Policies - Shares Subject to Possible Redemption (Details) - Archimedes Tech SPAC Partners II Co [Member] - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 12, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Ordinary shares issuance costs						$ (75,000)	$ (283,747)	$ (283,747)
Accretion of carrying value to redemption value		$ 2,159,137	$ 2,141,962	$ 2,488,937	$ 17,239,210	4,301,099		24,644,295
Ordinary shares subject to possible redemption		$ 244,162,068				$ 244,162,068		239,860,969
IPO [Member]
Proceeds from Issuance or Sale of Equity	$ 230,000,000							230,000,000
Proceeds allocated to Public Warrants								(1,725,000)
Ordinary shares issuance costs								(13,058,326)
Accretion of carrying value to redemption value								24,644,295
Ordinary shares subject to possible redemption								$ 239,860,969